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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1575 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)

Joel D. Tauber, President

Keyco Fund, Inc.

27777 Franklin Road, Suite 1575

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO FUND, INC.

Item 1. Semi-Annual Report to Shareholders.

KEYCO FUND, INC.

27777 Franklin Road - Suite 1575

Southfield, Michigan 48034

(248) 353-0790

May 28, 2024

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Fund, Inc. (new name for Keyco Bond Fund, Inc. as of March 1, 2024) for the six months ended March 31, 2024. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2023 annual meeting and the Fund’s Privacy Policy.

As previously reported, in November 2023 the Board of Directors declared dividends totaling $54.88 expected to be in excess of the Fund’s net investment income for the year ending September 30, 2024. Dividends of $13.72 per share were paid on the last business day of January and on the first business day of May. Future dividends are scheduled to be paid on the first business day of August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2024

The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation achieved through an investment in equity securities is a secondary objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased and, to a lesser extent, the amount of dividends received from the exchange-traded fund (ETF) and money market fund.

Net investment income for the six-month period was $300,127 or $24.22 per share compared with $289,424 or $23.36 per share for the six-month period ended March 31, 2023.

During the six-month period, interest income from the bond portfolio declined slightly which was offset by additional dividend income from the ETF and money market fund. The net increase in income was lessened by a modest increase in expenses.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology. The ETF is valued at the closing price supplied by a third-party pricing vendor.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes. The Fund’s ETF holding, comprising 11.3% of its investments as of the reporting date, fluctuates with economic and market conditions.

The net asset value of the Fund was $24,623,736 or $1,987.39 per share at March 31, 2024, an increase of $1,744,196 or $140.78 per share from September 30, 2023. This change was the result of an increase in unrealized appreciation of investments of $1,784,051 reduced by income distributed in excess of net investment income of $39,855. Interest rates declined at the end of March as compared with the end of September causing an increase in the value of the bond portfolio. The ETF also increased in value.

KEYCO FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2024

The weighted average maturity was 15 years, a slight increase from the prior year-end weighted average maturity of 14.8 years. The two bonds purchased were long-term bonds.

Asset Allocation

In the pie chart below, the bond portion of the portfolio is allocated by state. The ETF portion is reported as a separate category.

Other

During the period, two bonds were called for total proceeds of $735,000. Cash from these dispositions was reinvested in two bonds to mature in 22 years at a cost of $328,491 and in purchases of the ETF totaling $499,327. Portfolio turnover was 3%.

KEYCO FUND, INC.

Additional Information

March 31, 2024

RESULTS OF MEETING OF SHAREHOLDERS

The annual meeting of shareholders was held on Monday, December 18, 2023. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors

	Number of Shares
Nominee	For	Withheld Authority
Mark E. Schlussel	12,292	0
Steve Milgrom	12,292	0
Thomas E. Purther	12,292	0
Ellen T. Horing	12,292	0
Michael Pullman	12,292	0

Item 2.	Ratify the selection of registered independent accountants

Ratify the selection of Sanville & Company as the

Fund’s registered independent public accountants

for the year ending September 30, 2024

Number of Shares

For	11,436
Against	0
Abstain	856

Item 3.	Approve renaming of the Company and the Fund

Approve renaming the Company and the Fund from Keyco Bond Fund, Inc. to Keyco Fund, Inc.

Number of Shares

For	11,436
Against	0
Abstain	856

KEYCO FUND, INC.

Additional Information

March 31, 2024

Item 4.	Approve, by non-binding vote, executive compensation

Approve, by non-binding vote, executive

compensation for the Fund’s named executive

officers as set forth in the proxy statement for the

annual meeting

Number of Shares
For	11,436
Against	0
Abstain	856

Item 5.	Recommend, by non-binding vote, frequency of executive compensation vote

Recommend, by non-binding vote, the frequency of

shareholder advisory votes on the compensation of

the Fund’s named executive officers

Number of Shares
Every three years	5,458
Every two years	0
Every year	3,511
Abstain	3,323

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT starting with the report for June 30, 2020. Form N-PORT is available on the SEC’s web site at http://www.sec.gov. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Fund, Inc., 27777 Franklin Road, Suite 1575, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has adopted policies and procedures whereby the Fund will “mirror vote” proxies. “Mirror vote” means voting “in the same proportion as the vote of all other holders of such security” as defined in the Investment Company Act of 1940. The Fund has not voted any proxies. When the Fund has voted proxies, a record of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (248) 353-0790 and/or on the SEC’s website at http://www.sec.gov.

Keyco Fund, Inc.

Portfolio of Investments in Securities

March 31, 2024 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 87.3%	Amount	Value

Michigan - 43.8%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF enhanced)	$110,000	$120,842
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced) (Pre-refunded)	400,000	399,852
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	500,065
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	202,848
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	532,700
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,573
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	398,240
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	525,220
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	266,890
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	250,225
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	293,943
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	180,000	174,800
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	162,939
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	218,378
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	513,195
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	354,914
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	250,803
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	329,469
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	500,220
Michigan State Trunk Line, 4%, November 15, 2037	100,000	103,934
Michigan State Trunk Line, 4%, November 15, 2046	350,000	345,800
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	401,468
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	98,284
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	340,459
Pinckney, Michigan, Community Schools, 5%, May 1, 2035 (Q-SBLF enhanced)	500,000	511,930
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced) (Pre-refunded)	640,000	640,000
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced) (Pre-refunded)	160,000	160,000
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	98,216
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1, 2041 (AGM insured)	250,000	252,800
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	219,166
University of Michigan, Revenue, 4%, April 1, 2043	250,000	250,215
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041 (Q-SBLF enhanced)	200,000	215,876
Warren, Michigan, Consolidated School District, 5%, May 1, 2038 (Q-SBLF enhanced)	250,000	268,225
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	263,702
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	381,394
		10,797,585

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2024 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 87.3%	Amount	Value

Arizona - 1.0%
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	$250,000	$244,803

Colorado - 0.5%
Weld County, Colorado, Weld County School District No. 6, 4%, December 1, 2045 (School District Intercept Program guarantee)	125,000	123,231

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	247,018

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018, Series B, 4%, June 1, 2044	200,000	200,776

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	403,732

Hawaii - 2.9%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	195,584
Hawaii State, Series FG, 4%, October 1, 2036	500,000	506,810
		702,394
Illinois - 1.9%
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	465,429

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	462,248

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	150,353

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	130,422

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	104,370

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2024 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 87.3%	Amount	Value

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	$250,000	$254,575

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	879,532

New York - 9.4%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	278,437
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	251,437
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	328,534
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	139,639
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	249,190
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	75,126
New York State Dormitory Authority, State Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	295,932
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, 4%, June 15, 2046	500,000	485,440
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	198,680
		2,302,415
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	100,599

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	338,580

Pennsylvania - 5.1%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	550,720
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	502,955
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	201,654
		1,255,329
Tennessee - 1.4%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	351,078

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2024 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 87.3%	Amount	Value

Texas - 7.2%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	$250,000	$250,330
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas Permanent School Fund guarantee)	450,000	501,102
Prosper, Texas, 4%, February 15, 2035	265,000	265,721
Splendora, Texas, Independent School District, 4.1%, February 15, 2048 (Texas Permanent School Fund guarantee)	125,000	123,510
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	338,368
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043 (Texas Permanent School Fund guarantee)	120,000	120,014
Waco, Texas, 3.125%, February 1, 2036	180,000	164,212
		1,763,257
Washington - 0.9%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	212,603

Total long-term state and municipal obligations (Cost $21,904,701) - 87.3%		21,490,329

Exchange-Traded Fund - 11.3%	Shares
iShares Core S&P 500 ETF (Cost $2,251,748)	5,291	2,781,638

Money Market Fund - 0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.03%* (Cost $194,988)	194,988	194,988

Total investments (Cost $24,351,437) - 99.4%		24,466,955

Other assets less liabilities, net - 0.6%		156,781

Net assets (100%)		$24,623,736

*   Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statement of Assets and Liabilities

March 31, 2024 (unaudited)

Assets
Investments in securities, at fair value (cost $24,351,437)	$24,466,955
Cash	27,488
Interest and dividends receivable	302,914
Other	435
Total assets	24,797,792

Liabilities
Accrued expenses	4,065
Dividends payable	169,991
Total liabilities	174,056
Net Assets	$24,623,736

Net Assets consist of:
Paid-in capital	$754,004
Total distributable earnings	23,869,732
Net Assets	$24,623,736

Capital stock shares issued and outstanding ($2.04 par value, 29,411 shares authorized)	12,390

Net Asset Value per share	$1,987.39

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2024 (unaudited)

Interest income		$361,306
Dividend income		30,685
Total investment income		391,991

Expenses
Administration fees (Note 5)	$43,250
Professional fees	28,887
Custodial fee	6,441
Directors’ fees	5,000
Insurance	435
Regulatory filing services	7,635
Miscellaneous	216
Total expenses		91,864
Net investment income		300,127

Realized and unrealized gain on investments
Realized gain on investments		—
Net change in unrealized appreciation of investments		1,784,051
Net realized and unrealized gain on investments		1,784,051

Net increase in net assets resulting from operations		$2,084,178

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statements of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2024	Sept. 30,
	(unaudited)	2023

Increase (decrease) in net assets from operations
Net investment income	$300,127	$612,444
Net realized gain on investments	—	—
Changes in unrealized appreciation (depreciation) of investments	1,784,051	(92,479)
Net increase in net assets resulting from operations	2,084,178	519,965

Distributions to shareholders
From net investment income*	(339,982)	(696,710)

Total increase (decrease) in net assets	1,744,196	(176,745)

Net Assets
Beginning of period	22,879,540	23,056,285
End of period	$24,623,736	$22,879,540

*	Distributions from net investment income for 2023 includes $84,266 from prior earnings all of which is from previously taxed income.

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2024		Years Ended September 30
	(unaudited)		2023	2022	2021	2020	2019

Per share operating performance

Net asset value, beginning of period	$1,846.61		$1,860.88	$2,113.20	$2,133.69	$2,115.00	$2,001.16

Net investment income	24.23		49.43	44.20	51.63	58.35	62.59
Net realized and unrealized gain (loss) on investments	143.99		(7.47)	(239.21)	(20.49)	18.68	113.81
Total from investment operations	168.22		41.96	(195.01)	31.14	77.03	176.40

Less distributions from
Net investment income*	(27.44)		(56.23)	(57.31)	(51.63)	(58.34)	(62.56)

Net asset value, end of period	$1,987.39		$1,846.61	$1,860.88	$2,113.20	$2,133.69	$2,115.00

Total return per share net asset value (a)	9.1	%(c)	2.2%	-9.3%	1.5%	3.7%	8.9%

Ratios and supplemental data

Net assets, end of period (in 000s)	$24,624		$22,880	$23,056	$26,183	$26,436	$26,205
Ratio of net investment income to average net assets	2.5	%(b)	2.6%	2.2%	2.4%	2.7%	3.0%
Ratio of expenses to average net assets	0.8	%(b)	0.7%	0.6%	0.5%	0.4%	0.4%
Portfolio turnover rate	3.1	%(c)	11.8%	15.4%	14.7%	5.3%	6.0%

*	Distributions from net investment income for 2023 includes $6.80 from prior earnings, all of which is from previously taxed income.

Distributions from net investment income for 2022 includes $13.11 from prior earnings of which $10.72 is from previously taxed income.

(a)	Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

(b)	Annualized

(c)	Not annualized

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Notes to Financial Statements

March 31, 2024 (unaudited)

1.	Organization

Keyco Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital, and capital appreciation achieved through an investment in equity securities will be a secondary objective.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available. In the unlikely event that the entity that provides custodial services for the Fund is unable to value one or more bonds in the portfolio and an alternate resource is used for pricing, the Board is to be notified at its next regularly scheduled meeting.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2024 (unaudited)

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities, including exchange-traded funds for which market quotations are readily available, are valued at the closing price as supplied by a third-party pricing vendor on the primary exchange on which they are traded. Money market funds are valued at their net asset value per share. Both are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations**	$—	$21,490,329	$—	$21,490,329
Exchange-traded fund**	2,781,638	—	—	2,781,638
Money market fund	194,988	—	—	194,988
Total	$2,976,626	$21,490,329	$—	$24,466,955

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2024. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

**      Refer to Portfolio of Investments in Securities for breakdown of municipal bonds and the exchange-traded fund held by the Fund.

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2024 (unaudited)

2.	Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The unrealized appreciation (depreciation) as of March 31, 2024 was as follows:

Gross unrealized appreciation	$586,444
Gross unrealized depreciation	(470,926)
Net unrealized appreciation	$115,518

Cost of investment securities including short-term investments	$24,351,437

The capital loss carryforward of $13,081 at September 30, 2023 qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The Fund’s management has reviewed all open tax years for federal tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for March 31, 2024. The Fund’s tax returns are subject to examination for federal purposes for the open tax years (2020-22) and for the tax return to be filed for 2023. The Fund has not been subject to interest and/or penalties on its tax return filings. The Fund identifies its major tax jurisdictions as the U.S. federal government and the State of Michigan.

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the constant yield method. Dividend income is recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $827,818 and $735,000, respectively, for the six months ended March 31, 2024.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2024 (unaudited)

4.	Portfolio Management

The Fund does not retain the services of an investment adviser or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Administration fees incurred include $43,250 for accounting, transfer agent, administrative and general office support services provided by Tauber Enterprises, LLC, an entity owned by an officer of the Fund. The agreement is reviewed and renewed annually by the Fund’s Directors.

6.	Risks and Uncertainties

The Fund invests primarily in municipal bonds and to a lesser extent in equity securities through exchange-traded funds and/or mutual funds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region. Based on its major holdings of bonds of Michigan issuers, the Fund is more exposed to risks of the State’s major industries such as automotive, manufacturing and related industries. Equity securities are also exposed to risks based on economic and/or market conditions. Due to the level of risk associated with equity investments, it is possible that changes in the value of those securities could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities.

7.	Capital Share Transactions

There were no transactions in capital stock for the year ended September 30, 2023 and the six-month period ended March 31, 2024.

8.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.	Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)        Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)       There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)       Not applicable.

(b)           Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	May 28, 2024

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.